CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 25, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 25, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 359	24,641	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	3,593,750
Net loss	$ 0	$ 0	0	(500)	(500)
Balance at the end at Mar. 31, 2021	$ 0	$ 359	24,641	(500)	24,500
Balance at the end (in shares) at Mar. 31, 2021	0	3,593,750
Balance at the beginning at Feb. 25, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 25, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Net loss					(157,001)
Balance at the end at Sep. 30, 2021	$ 0	$ 359	0	(1,297,496)	(1,297,137)
Balance at the end (in shares) at Sep. 30, 2021	0	3,593,750
Balance at the beginning at Feb. 25, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 25, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 359	24,641	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	3,593,750
Class A ordinary shares accretion to redemption value	$ 0	$ 0	(24,641)	(1,188,838)	(1,213,479)
Class A ordinary shares accretion to redemption value (in shares)	0	0
Remeasurement of Class A ordinary shares	$ 0	$ 0	(24,641)	(1,188,838)	(1,213,479)
Remeasurement of Class A ordinary shares (in shares)	0	0
Net loss	$ 0	$ 0	0	(841,299)	(841,299)
Balance at the end at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)
Balance at the end (in shares) at Dec. 31, 2021	0	3,593,750
Balance at the beginning at Mar. 31, 2021	$ 0	$ 359	24,641	(500)	24,500
Balance at the beginning (in shares) at Mar. 31, 2021	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Net loss	$ 0	$ 0		(11,851)	(11,851)
Balance at the end at Jun. 30, 2021	$ 0	$ 359	24,641	(12,351)	12,649
Balance at the end (in shares) at Jun. 30, 2021	0	3,593,750
Balance at the beginning at Mar. 31, 2021	$ 0	$ 359	24,641	(500)	24,500
Balance at the beginning (in shares) at Mar. 31, 2021	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Net loss			0
Balance at the end at Sep. 30, 2021	$ 0	$ 359	0	(1,297,496)	(1,297,137)
Balance at the end (in shares) at Sep. 30, 2021	0	3,593,750
Balance at the beginning at Jun. 30, 2021	$ 0	$ 359	24,641	(12,351)	12,649
Balance at the beginning (in shares) at Jun. 30, 2021	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Class A ordinary shares accretion to redemption value	$ 0	$ 0	(24,641)	(1,140,495)	(1,165,136)
Class A ordinary shares accretion to redemption value (in shares)	0	0
Remeasurement of Class A ordinary shares	$ 0	$ 0	(24,641)	(1,140,495)	(1,165,136)
Remeasurement of Class A ordinary shares (in shares)	0	0
Net loss	$ 0	$ 0	0	(144,650)	(144,650)
Balance at the end at Sep. 30, 2021	$ 0	$ 359	0	(1,297,496)	(1,297,137)
Balance at the end (in shares) at Sep. 30, 2021	0	3,593,750
Balance at the beginning at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)
Balance at the beginning (in shares) at Dec. 31, 2021	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Net loss	$ 0	$ 0	0	(824,761)	(824,761)
Balance at the end at Mar. 31, 2022	$ 0	$ 359	0	(2,854,898)	(2,854,539)
Balance at the end (in shares) at Mar. 31, 2022	0	3,593,750
Balance at the beginning at Dec. 31, 2021	$ 0	$ 359	0	(2,030,137)	(2,029,778)
Balance at the beginning (in shares) at Dec. 31, 2021	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Net loss					(1,766,224)
Balance at the end at Sep. 30, 2022	$ 0	$ 359	0	(4,403,538)	(4,403,179)
Balance at the end (in shares) at Sep. 30, 2022	0	3,593,750
Balance at the beginning at Mar. 31, 2022	$ 0	$ 359	0	(2,854,898)	(2,854,539)
Balance at the beginning (in shares) at Mar. 31, 2022	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Class A ordinary shares accretion to redemption value	$ 0	$ 0	0	(212,988)	(212,988)
Class A ordinary shares accretion to redemption value (in shares)	0
Remeasurement of Class A ordinary shares	$ 0	0	0	(212,988)	(212,988)
Remeasurement of Class A ordinary shares (in shares)	0
Net loss	$ 0	0	0	(310,525)	(310,525)
Balance at the end at Jun. 30, 2022	$ 0	$ 359	0	(3,378,411)	(3,378,052)
Balance at the end (in shares) at Jun. 30, 2022	0	3,593,750
Increase (Decrease) in Stockholders' Equity
Class A ordinary shares accretion to redemption value	$ 0	$ 0	0	(394,189)	(394,189)
Class A ordinary shares accretion to redemption value (in shares)	0	0
Remeasurement of Class A ordinary shares	$ 0	$ 0	0	(394,189)	(394,189)
Remeasurement of Class A ordinary shares (in shares)	0	0
Net loss	$ 0	$ 0	0	(603,938)	(630,938)
Balance at the end at Sep. 30, 2022	$ 0	$ 359	$ 0	$ (4,403,538)	$ (4,403,179)
Balance at the end (in shares) at Sep. 30, 2022	0	3,593,750